Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Summary of Derivative Financial Instruments Designated As Effective Cash Flow Hedge Instruments Fair Value

Derivative financial instruments designated as effective cash flow hedge instruments' fair values were as follows:

	December 31, 2020	December 31, 2019	January 1, 2019
Current assets
Interest rate derivatives	-	30	3,980
Non-current assets
Interest rate derivatives	-	-	2,159
Current liabilities
Interest rate derivatives	-	649	-
Non-current liabilities
Interest rate derivatives	-	684	-

Summary of Impact to Income or Loss and Other Comprehensive Income

As at December 31, 2020 and 2019, the impact to income or loss and other comprehensive income is as follows:

	Finance (loss) income		Other comprehensive (loss)
			income
	2020	2019	2020	2019
Derivative financial instruments measured at fair
value through other comprehensive income:
Interest rate derivatives	(488)	-	488	10,007
	(488)	-	488	10,007

Summary of Maximum Exposure to Credit Risk

The Group’s maximum credit exposure corresponds to the carrying amount of the financial assets. The maximum exposure to credit risk at the reporting date was:

	December 31, 2020	December 31, 2019	January 1, 2019
Trade and other receivables	597,873	452,241	463,075
Promissory note	-	19,105	16,630
Derivative financial assets	-	30	6,140
	597,873	471,376	485,844

Summary of Aging of Trade and Other Receivables

The aging of trade and other receivables at the reporting date was:

	Total	Impairment	Total	Impairment
	2020	2020	2019	2019
Not past due	447,517	224	345,953	-
Past due 1 – 30 days	104,491	1,211	80,642	669
Past due 31 – 60 days	26,601	3,439	17,467	2,008
Past due more than 60 days	30,792	6,654	14,871	4,015
	609,401	11,528	458,933	6,692

Summary of Movement in Allowance for Expected Credit Loss in Respect of Trade and Other Receivables

The movement in the allowance for expected credit loss in respect of trade and other receivables during the year was as follows:

	2020	2019
Balance, beginning of year	6,692	5,095
Business combinations	4,473	398
Bad debt expenses	2,749	2,161
Amount written off and recoveries	(2,795)	(1,237)
Effect of movements in exchange rates	409	275
Balance, end of year	11,528	6,692

Summary of Contractual Maturities of Financial Liabilities Including Estimated Interest Payment

The following are the contractual maturities of the financial liabilities, including estimated interest payment:

	Carrying	Contractual	Less than	1 to 2	2 to 5	More than
	amount	cash flows	1 year	years	years	5 years
2020
Trade and other payables	468,238	468,238	468,238	-	-	-
Long-term debt	872,544	953,425	65,697	539,317	192,087	156,324
Other financial liability	19,793	11,017	4,016	2,395	1,607	2,999
	1,360,575	1,432,680	537,951	541,712	193,694	159,323

2019
Bank indebtedness	2,927	2,927	2,927	-	-	-
Trade and other payables	341,443	341,443	341,443	-	-	-
Long-term debt	1,343,307	1,508,763	85,255	595,574	666,210	161,725
Derivatives financial liabilities	1,333	1,333	649	342	342	-
Other financial liability	3,984	4,158	2,079	2,079	-	-
	1,692,994	1,858,624	432,352	597,995	666,551	161,725

Summary of Financial Assets and Liabilities Exposure to Foreign Currency Risk

The Group’s financial assets and liabilities exposure to foreign currency risk related to Canadian entities was as follows based on notional amounts:

	2020	2019
Trade and other receivables	36,250	30,733
Trade and other payables	(2,162)	(2,573)
Long-term debt	(225,393)	(478,566)
Balance sheet exposure	(191,305)	(450,406)
Long-term debt designated as investment hedge	225,000	325,000
Net balance sheet exposure	33,695	(125,406)

Summary of Exchange Rates Applied	The following exchange rates applied during the year:
	December 31, 2020	December 31, 2019	January 1, 2019
Average USD for the year ended	1.3415	1.3269	1.2957
Closing USD as at	1.2725	1.2988	1.3642

Summary of Sensitivity Analysis

A 1-cent increase in the U.S. dollar at the reporting date, assuming all other variables, in particular interest rates, remain constant, would have increased (decreased) equity and income or loss by the amounts shown below. The analysis is performed on the same basis for 2019.

	2020		2019
	1-cent	1-cent	1-cent	1-cent
	Increase	Decrease	Increase	Decrease
Balance sheet exposure	(1,503)	1,503	(3,468)	3,468
Long-term debt designated as investment hedge	1,768	(1,768)	2,502	(2,502)
Net balance sheet exposure	265	(265)	(966)	966

Summary of Carrying Amount of Interest-bearing Financial Instruments Excluding Effects of Interest Rate Derivatives

At December 31, 2020 and 2019, the interest rate profile of the Group’s carrying amount interest-bearing financial instruments excluding the effects of interest rate derivatives was:

	2020	2019
Fixed rate instruments	419,565	410,618
Variable rate instruments	452,979	932,689
	872,544	1,343,307

Summary of Interest Rate Derivatives

The Group’s interest rate derivatives are as follows:

	2020							2019
		Notional		Notional			Notional		Notional
	Average	Contract	Average	Contract	Fair	Average	Contract	Average	Contract	Fair
	B.A.	Amount	Libor	Amount	value	B.A.	Amount	Libor	Amount	value
	rate	CAD	rate	USD	USD	rate	CAD	rate	USD	USD
Coverage period:
Less than 1 year	-	-	-	-	-	0.99%	75,000	1.90%	293,750	(619)
1 to 2 years	-	-	-	-	-	0.00%	-	1.92%	100,000	(342)
2 to 3 years	-	-	-	-	-	0.00%	-	1.92%	100,000	(342)
Liability					-					(1,303)
Presented as:
Current assets					-					30
Current liabilities					-					(649)
Non-current liabilities					-					(684)

Summary of Amounts Increased (Decreased) Equity and Net Income or Net Loss due to 1% Change in Interest Rates

A 1% change in interest rates at the reporting date would have increased (decreased) equity and net income or net loss by the amounts shown below. This analysis assumes that all other variables, in particular foreign currency rates, remain constant. The analysis is performed on the same basis for 2019.

	2020		2019
	1% increase	1% decrease	1% increase	1% decrease
Interest on variable rate instrument	(3,311)	3,311	(4,455)	4,455

Impact on instruments used in cash flow hedge:

	2020		2019
	1% increase	1% decrease	1% increase	1% decrease
Interest on variable rate instrument	-	-	(2,577)	2,577
Interest on interest rate swaps	-	-	2,577	(2,577)
	-	-	-	-

Summary of Debt-to-Equity and Debt-to-Capitalization Ratios

The Group monitors its long-term debt using the ratios below to maintain an appropriate debt level. The Group’s debt-to-equity and debt-to-capitalization ratios are as follows:

	2020	2019
Long-term debt	872,544	1,343,307
Shareholders' equity	1,790,177	1,159,292
Debt-to-equity ratio	0.49	1.16
Debt-to-capitalization ratio[1]	0.33	0.54

Summary of Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts Shown in Statements of Financial Position

The fair values of financial assets and liabilities, together with the carrying amounts shown in the statements of financial position, are as follows:

	December 31, 2020		December 31, 2019		January 1, 2019
	Carrying	Fair	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value	Amount	Value
Financial assets
Assets carried at fair value
Derivative financial instruments	-	-	30	30	6,139	6,139
Investment in equity securities	9,727	9,727	1,071	1,071	1,098	1,098
Assets carried at amortized cost
Trade and other receivables	597,873	597,873	452,241	452,241	463,075	463,075
Promissory note	-	-	19,105	19,105	16,630	16,630
	607,600	607,600	472,447	472,447	486,942	486,942

Financial liabilities
Liabilities carried at fair value
Derivative financial instruments	-	-	1,333	1,333	-	-
Other financial liability	26,730	26,730	4,853	4,853	5,775	5,775
Liabilities carried at amortized cost
Bank indebtedness	-	-	2,927	2,927	9,041	9,041
Trade and other payables	468,238	468,238	341,443	341,443	348,618	348,618
Long-term debt	872,544	876,829	1,343,307	1,346,286	1,161,430	1,207,408
	1,367,512	1,371,797	1,693,863	1,696,842	1,524,864	1,570,842

Schedule of Interest Rates Used to Discount Estimated Cash Flows

The interest rates used to discount estimated cash flows, when applicable, are based on the government yield curve at December 31 plus an adequate credit spread, and were as follows:

	2020	2019
Long-term debt	2.5%	3.3%